UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     July 29, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $49,956 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      347    77378 SH       Sole                    77378        0        0
ALDILA INC                     COM NEW          014384200       90    15707 SH       Sole                    15707        0        0
ALTRIA GROUP INC               COM              02209s103     1020    49600 SH       Sole                    49600        0        0
ARABIAN AMERN DEV CO           COM              038465100     2714   472800 SH       Sole                   472800        0        0
BANCROFT FUND LTD              COM              059695106      198    10925 SH       Sole                    10925        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     8991     2241 SH       Sole                     2241        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686c109     2323   102800 SH       Sole                   102800        0        0
CASTLE CONV FD INC             COM              148443104      309    12953 SH       Sole                    12953        0        0
CIMAREX ENERGY CO              COM              171798101      996    14300 SH       Sole                    14300        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1267    36000 SH       Sole                    36000        0        0
CONOCOPHILLIPS                 COM              20825c104     1745    18488 SH       Sole                    18488        0        0
E TRADE FINANCIAL CORP         COM              269246104      163    52000 SH       Sole                    52000        0        0
ELLSWORTH FUND LTD             COM              289074106      822   106788 SH       Sole                   106788        0        0
ENSTAR GROUP LIMITED           SHS              g3075p101      502     5737 SH       Sole                     5737        0        0
GENERAL FINANCE CORP           *W EXP 04/05/201 369822119       17    18334 SH       Sole                    18334        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      289     4203 SH       Sole                     4203        0        0
ISHARES TR                     RUSSELL 1000     464287622      340     4827 SH       Sole                     4827        0        0
ISHARES TR                     MSCI GRW IDX     464288885      958    13566 SH       Sole                    13566        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     2871    94580 SH       Sole                    94580        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071m500      213     8800 SH       Sole                     8800        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071m104      384    26000 SH       Sole                    26000        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       27    10572 SH       Sole                    10572        0        0
LOEWS CORP                     COM              540424108     1236    26351 SH       Sole                    26351        0        0
LORILLARD INC                  COM              544147101     7383   106754 SH       Sole                   106754        0        0
NEXTWAVE WIRELESS INC          COM              65337y102      343    85016 SH       Sole                    85016        0        0
NUVEEN PERFORMANCE PLUS MUN    COM              67062p108      203    15639 SH       Sole                    15639        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      132    10682 SH       Sole                    10682        0        0
PHILIP MORRIS INTL INC         COM              718172109     2455    49700 SH       Sole                    49700        0        0
PLATINUM UNDERWRITER HLDGS L   COM              g7127p100     1164    35700 SH       Sole                    35700        0        0
RESOURCE CAP CORP              COM              76120w302      110    15300 SH       Sole                    15300        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      755    24585 SH       Sole                    24585        0        0
UBS AG                         SHS NEW          H89231338      206     9975 SH       Sole                     9975        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      215     2822 SH       Sole                     2822        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1084    18556 SH       Sole                    18556        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1790    30877 SH       Sole                    30877        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     2371    40052 SH       Sole                    40052        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      551     8804 SH       Sole                     8804        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      442     6896 SH       Sole                     6896        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2930    55224 SH       Sole                    55224        0        0